Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions								1 Months Ended
	Nov. 29, 2019 USD ($)	Nov. 08, 2019 EUR (€)	Jul. 15, 2019 USD ($)	Oct. 15, 2018 USD ($)	May 22, 2018 EUR (€)	Jun. 30, 2016 USD ($)	May 15, 2015 USD ($)	May 31, 2019 EUR (€)	Jul. 31, 2018 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Jan. 31, 2016 EUR (€)	Oct. 31, 2014 JPY (¥)	Jul. 31, 2013 EUR (€)	Apr. 30, 2013 JPY (¥)	Mar. 31, 2013 EUR (€)	Dec. 13, 2019 JPY (¥)	Sep. 30, 2019 USD ($)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Apr. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥																	¥ 39,000
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries																		$ 3,203.0
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Amount of refund | €																										€ 33,800,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Amount of refund																						$ 35.0
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Amount of certifications purchased																									$ 406.0
Amount of payment	$ 34.0
Action by the Federal Housing Finance Agency [Member]
Contingencies
Amount of certifications purchased																								$ 2,046.0
Amount of damages awarded							$ 806.0
Amount of court costs and attorneys' fees							$ 33.0
Claim filed by the Madoff Trustee [Member]
Contingencies
Amount of refund																							$ 21.0
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought | €																€ 1,100,000,000
Amount of refund | €																					€ 1,500,000,000
Amount of discount based on the settlement agreement | €																				€ 440,000,000
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought | €														€ 315,200,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought | €										€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought | €								€ 186,700,000
Oral verdict by Milan criminal court [Member]
Contingencies
Amount of damages awarded | €		€ 3,450,000
Confiscation of profit | €		€ 88,000,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of payment | €					€ 100,000
Action by the Municipality of Civitavecchia in Italy [Member]
Contingencies
Amount of damages sought | €												€ 35,000,000
Action by Syndicate Banks [Member]
Contingencies
Syndicated term loan						$ 60.0
Amount of damages sought						$ 48.0
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes																			$ 750.0
Certain project finance notes which were purchased by AIG																			$ 92.0
Action by FT Syndicate Banks [Member]
Contingencies
Syndicated term loan											$ 100.0
Amount of damages sought											$ 68.0
Action by a former Italian counterparty [Member]
Contingencies
Amount of damages sought | €									€ 165,000,000
NSC [Member]
Contingencies
Number of significant clients																		5,330,000
Amount of damages sought | ¥													¥ 2,143		¥ 10,247
Equity-linked structured notes purchased															11
Settlement agreement with the United States Department of Justice [Member]
Contingencies
Amount of payment				$ 480.0
Securities and Exchange Commission [Member]
Contingencies
Amount of payment			$ 1.5
Certain customers in connection with the settlements with the SEC [Member]
Contingencies
Amount of payment			$ 25.0